DBX ETF Trust | 1
Schedule of Investments
Xtrackers Russell US Multifactor ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.0%
Communication Services
— 3.6%
Alphabet, Inc., Class A
819 140,655
Alphabet, Inc., Class C
706 122,032
Angi, Inc. *
184 2,880
AT&T, Inc.
35,567 988,763
Charter Communications, Inc.,
Class A *
532 210,816
Comcast Corp., Class A
6,731 232,691
DoubleVerify Holdings, Inc. *
1,174 16,131
Electronic Arts, Inc.
3,121 448,737
Fox Corp., Class A
7,834 430,400
Fox Corp., Class B
4,664 234,506
Frontier Communications
Parent, Inc. *
1,780 64,489
IAC, Inc. *
349 12,550
Interpublic Group of Cos., Inc.
2,653 63,566
Liberty Broadband Corp., Class
C *
424 39,771
Liberty Global Ltd., Class A *
7,165 68,999
Liberty Global Ltd., Class C *
8,872 87,655
Liberty Media Corp.-Liberty
Formula One, Class A *
159 14,011
Liberty Media Corp.-Liberty
Formula One, Class C *
1,554 150,008
Liberty Media Corp.-Liberty Live,
Class A *
206 14,803
Live Nation Entertainment, Inc. *
928 127,312
Madison Square Garden Sports
Corp. *
313 59,436
Match Group, Inc.
2,603 77,934
Meta Platforms, Inc., Class A
198 128,203
Netflix, Inc. *
71 85,713
New York Times Co., Class A
4,884 278,974
News Corp., Class A
6,232 175,992
News Corp., Class B
2,045 66,912
Nexstar Media Group, Inc.
857 146,050
Omnicom Group, Inc.
3,961 290,896
Spotify Technology SA *
129 85,803
Take-Two Interactive Software,
Inc. *
58 13,124
T-Mobile US, Inc.
415 100,513
Trade Desk, Inc., Class A *
69 5,190
TripAdvisor, Inc. *
844 12,018
Verizon Communications, Inc.
12,282 539,917
Walt Disney Co.
1,252 141,526
Warner Bros Discovery, Inc. *
1,998 19,920
ZoomInfo Technologies, Inc. *
1,251 11,947
(Cost $4,980,708)
5,710,843
Consumer Discretionary
— 10.2%
Advance Auto Parts, Inc.
311 14,906
Airbnb, Inc., Class A *
985 127,065
Number
of Shares Value $
Amazon.com, Inc. *
406 83,234
Aptiv PLC *
382 25,521
Aramark
5,050 204,525
AutoNation, Inc. *
85 15,627
AutoZone, Inc. *
162 604,753
Best Buy Co., Inc.
5,403 358,111
Booking Holdings, Inc.
69 380,806
BorgWarner, Inc.
6,720 222,365
Boyd Gaming Corp.
286 21,441
Bright Horizons Family
Solutions, Inc. *
424 54,781
Brunswick Corp.
327 16,553
Burlington Stores, Inc. *
575 131,255
CarMax, Inc. *
424 27,331
Carter's, Inc.
836 26,225
Cava Group, Inc. *
60 4,876
Chipotle Mexican Grill, Inc. *
4,809 240,835
Choice Hotels International,
Inc. (a)
604 76,515
Churchill Downs, Inc.
231 22,054
Columbia Sportswear Co.
1,378 87,889
Coupang, Inc. *
5,290 148,385
D.R. Horton, Inc.
1,217 143,679
Darden Restaurants, Inc.
480 102,821
Deckers Outdoor Corp. *
185 19,521
Dick's Sporting Goods, Inc.
570 102,224
Domino's Pizza, Inc.
424 200,900
DoorDash, Inc., Class A *
431 89,928
Duolingo, Inc. *
29 15,069
eBay, Inc.
15,504 1,134,428
Expedia Group, Inc.
1,346 224,446
Five Below, Inc. *
114 13,289
Floor & Decor Holdings, Inc.,
Class A *
480 34,411
Ford Motor Co.
29,514 306,355
Garmin Ltd.
2,063 418,727
General Motors Co.
12,721 631,089
Gentex Corp.
5,577 120,296
Genuine Parts Co.
3,241 410,051
Grand Canyon Education, Inc. *
1,317 260,562
H&R Block, Inc.
6,830 388,969
Harley-Davidson, Inc.
1,667 40,358
Hasbro, Inc.
703 46,897
Hilton Worldwide Holdings, Inc.
1,080 268,315
Home Depot, Inc.
286 105,331
Hyatt Hotels Corp., Class A
247 32,611
Las Vegas Sands Corp.
1,283 52,808
Lear Corp.
367 33,184
Leggett & Platt, Inc.
720 6,523
Lennar Corp., Class A
2,832 300,419
Lennar Corp., Class B
142 14,385
Lithia Motors, Inc.
29 9,190

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
LKQ Corp.
3,589 145,247
Lowe's Cos., Inc.
1,016 229,342
Lululemon Athletica, Inc. *
160 50,667
Marriott International, Inc.,
Class A
593 156,451
Mattel, Inc. *
3,695 69,983
McDonald's Corp.
473 148,451
MGM Resorts International *
221 6,995
Mohawk Industries, Inc. *
599 60,265
Murphy USA, Inc.
644 274,853
Newell Brands, Inc.
888 4,706
NIKE, Inc., Class B
2,696 163,351
NVR, Inc. *
70 498,115
Ollie's Bargain Outlet Holdings,
Inc. *
1,233 137,418
O'Reilly Automotive, Inc. *
484 661,870
Penske Automotive Group, Inc.
155 25,448
Polaris, Inc.
367 14,394
Pool Corp.
311 93,484
PulteGroup, Inc.
4,720 462,702
PVH Corp.
508 42,555
Ralph Lauren Corp.
1,780 492,722
Ross Stores, Inc.
1,392 195,005
Service Corp. International
2,594 202,332
SharkNinja, Inc. *
1,407 129,346
Skechers U.S.A., Inc., Class A *
4,161 258,148
Starbucks Corp.
1,311 110,058
Tapestry, Inc.
2,035 159,849
Texas Roadhouse, Inc.
1,767 344,936
Thor Industries, Inc.
575 46,684
TJX Cos., Inc.
4,001 507,727
Toll Brothers, Inc.
1,437 149,807
TopBuild Corp. *
145 41,019
Tractor Supply Co.
13,900 672,760
Travel + Leisure Co.
1,464 71,106
Ulta Beauty, Inc. *
254 119,751
Under Armour, Inc., Class A *
2,232 14,977
Under Armour, Inc., Class C *
2,897 18,251
Vail Resorts, Inc.
374 59,904
Valvoline, Inc. *
2,232 77,205
VF Corp.
1,255 15,637
Whirlpool Corp.
537 41,934
Williams-Sonoma, Inc.
1,265 204,626
Wingstop, Inc.
197 67,315
Wyndham Hotels & Resorts, Inc.
649 53,724
Wynn Resorts Ltd.
88 7,968
Yum! Brands, Inc.
1,610 231,743
(Cost $14,236,885)
15,962,670
Consumer Staples — 8.8%
Albertsons Cos., Inc., Class A
5,232 116,307
Altria Group, Inc.
20,710 1,255,233
Number
of Shares Value $
Archer-Daniels-Midland Co.
11,397 550,133
BellRing Brands, Inc. *
2,903 182,744
BJ's Wholesale Club Holdings,
Inc. *
7,001 792,583
Boston Beer Co., Inc., Class A *
94 21,606
Brown-Forman Corp., Class B
307 10,235
Bunge Global SA
2,069 161,692
Casey's General Stores, Inc.
937 410,181
Church & Dwight Co., Inc.
3,504 344,478
Clorox Co.
1,121 147,838
Coca-Cola Co.
1,497 107,934
Coca-Cola Consolidated, Inc.
2,750 315,288
Colgate-Palmolive Co.
5,768 536,078
Conagra Brands, Inc.
7,615 174,307
Constellation Brands, Inc., Class
A
651 116,067
Costco Wholesale Corp.
241 250,683
Darling Ingredients, Inc. *
345 10,750
Dollar General Corp.
2,212 215,117
Dollar Tree, Inc. *
1,311 118,331
Flowers Foods, Inc.
6,052 102,279
Freshpet, Inc. *
144 11,543
General Mills, Inc.
6,233 338,203
Grocery Outlet Holding Corp. *
3,682 50,002
Hershey Co.
1,452 233,322
Hormel Foods Corp.
4,213 129,255
Ingredion, Inc.
3,801 528,795
J M Smucker Co.
318 35,810
Kellanova
5,614 463,885
Kenvue, Inc.
19,242 459,307
Keurig Dr Pepper, Inc.
3,759 126,566
Kimberly-Clark Corp.
5,414 778,317
Kraft Heinz Co.
4,561 121,916
Kroger Co.
18,740 1,278,630
Lamb Weston Holdings, Inc.
2,712 151,275
Maplebear, Inc. *
230 10,504
McCormick & Co., Inc.
2,362 171,788
Molson Coors Beverage Co.,
Class B
5,139 275,399
Mondelez International, Inc.,
Class A
2,570 173,449
Monster Beverage Corp. *
3,371 215,575
PepsiCo, Inc.
736 96,747
Philip Morris International, Inc.
2,402 433,777
Pilgrim's Pride Corp.
1,158 56,927
Post Holdings, Inc. *
2,458 271,830
Procter & Gamble Co.
755 128,267
Reynolds Consumer Products,
Inc.
2,005 44,270
Spectrum Brands Holdings, Inc.
359 20,739
Sysco Corp.
2,152 157,096
Target Corp.
2,950 277,330
The Campbell's Company
1,397 47,554

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Tyson Foods, Inc., Class A
9,373 526,388
US Foods Holding Corp. *
1,672 132,289
Walmart, Inc.
827 81,641
(Cost $12,951,861)
13,768,260
Energy — 2.1%
Antero Midstream Corp.
2,403 45,128
Baker Hughes Co.
7,050 261,203
Cheniere Energy, Inc.
481 113,992
Chevron Corp.
947 129,455
ConocoPhillips
919 78,437
Coterra Energy, Inc.
12,407 301,614
Devon Energy Corp.
792 23,966
Diamondback Energy, Inc.
142 19,106
DT Midstream, Inc.
2,292 240,064
EOG Resources, Inc.
2,192 237,985
Expand Energy Corp.
5,276 612,702
Exxon Mobil Corp.
1,031 105,471
Halliburton Co.
362 7,092
Hess Corp.
234 30,933
HF Sinclair Corp.
416 15,030
Kinder Morgan, Inc.
7,135 200,065
Marathon Petroleum Corp.
911 146,434
Occidental Petroleum Corp.
210 8,564
Phillips 66
587 66,613
Schlumberger NV
1,090 36,025
TechnipFMC PLC
1,300 40,495
Texas Pacific Land Corp.
53 59,044
Valero Energy Corp.
1,102 142,125
Viper Energy, Inc., Class A
281 11,153
Weatherford International PLC
414 18,050
Williams Cos., Inc.
5,046 305,333
(Cost $2,887,453)
3,256,079
Financials — 15.2%
Affiliated Managers Group, Inc.
1,698 298,848
Aflac, Inc.
3,174 328,636
Allstate Corp.
351 73,664
Ally Financial, Inc.
674 23,590
American Express Co.
480 141,144
American Financial Group, Inc.
982 121,748
American International Group,
Inc.
866 73,298
Ameriprise Financial, Inc.
301 153,281
Aon PLC, Class A
973 362,034
Apollo Global Management, Inc.
694 90,699
Arch Capital Group Ltd.
16,961 1,611,973
Ares Management Corp., Class
A
335 55,443
Arthur J Gallagher & Co.
329 114,308
Assurant, Inc.
875 177,608
Assured Guaranty Ltd.
1,366 115,495
Axis Capital Holdings Ltd.
1,554 161,305
Number
of Shares Value $
Bank of America Corp.
932 41,129
Bank of New York Mellon Corp.
2,058 182,359
Bank OZK
1,554 68,889
Berkshire Hathaway, Inc., Class
B *
482 242,909
Blackrock, Inc.
174 170,501
Blackstone, Inc.
396 54,949
Blue Owl Capital, Inc.
1,102 20,585
BOK Financial Corp.
128 12,086
Brown & Brown, Inc.
3,739 422,133
Capital One Financial Corp.
2,281 431,451
Cboe Global Markets, Inc.
2,117 485,047
Charles Schwab Corp.
552 48,764
Chubb Ltd.
1,637 486,516
Cincinnati Financial Corp.
5,742 866,008
Citigroup, Inc.
425 32,011
Citizens Financial Group, Inc.
1,745 70,411
CME Group, Inc.
326 94,214
CNA Financial Corp.
310 14,852
Columbia Banking System, Inc.
1,412 33,013
Comerica, Inc.
657 37,508
Commerce Bancshares, Inc.
1,010 63,640
Corebridge Financial, Inc.
2,015 65,709
Corpay, Inc. *
937 304,628
Credit Acceptance Corp. *
31 14,796
Cullen/Frost Bankers, Inc.
358 45,459
East West Bancorp, Inc.
1,063 96,946
Equitable Holdings, Inc.
1,019 53,875
Euronet Worldwide, Inc. *
703 76,121
Evercore, Inc., Class A
839 194,220
Everest Group Ltd.
1,884 654,106
FactSet Research Systems, Inc.
700 320,782
Fidelity National Financial, Inc.
1,792 98,148
Fidelity National Information
Services, Inc.
564 44,900
Fifth Third Bancorp
2,006 76,609
First American Financial Corp.
477 26,621
First Citizens BancShares, Inc.,
Class A
222 410,451
First Hawaiian, Inc.
819 19,558
First Horizon Corp.
2,628 52,245
Fiserv, Inc. *
1,076 175,162
FNB Corp.
2,291 31,776
Franklin Resources, Inc.
521 11,274
Global Payments, Inc.
506 38,259
Globe Life, Inc.
3,420 416,795
Goldman Sachs Group, Inc.
40 24,018
Hanover Insurance Group, Inc.
233 41,003
Hartford Insurance Group, Inc.
4,140 537,538
Houlihan Lokey, Inc.
1,988 347,264
Huntington Bancshares, Inc.
6,926 108,253

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Interactive Brokers Group, Inc.,
Class A
819 171,728
Intercontinental Exchange, Inc.
440 79,112
Invesco Ltd.
538 7,780
Jack Henry & Associates, Inc.
1,059 191,859
Janus Henderson Group PLC
6,063 220,269
Jefferies Financial Group, Inc.
107 5,200
JPMorgan Chase & Co.
81 21,384
KeyCorp
2,081 33,005
Kinsale Capital Group, Inc.
699 329,921
KKR & Co., Inc.
139 16,883
Loews Corp.
2,418 215,903
LPL Financial Holdings, Inc.
1,441 557,898
M&T Bank Corp.
853 155,792
Markel Group, Inc. *
285 553,385
MarketAxess Holdings, Inc.
381 82,452
Marsh & McLennan Cos., Inc.
1,859 434,374
Mastercard, Inc., Class A
102 59,731
MetLife, Inc.
1,158 90,996
MGIC Investment Corp.
14,939 395,137
Moody's Corp.
552 264,585
Morningstar, Inc.
141 43,487
MSCI, Inc.
509 287,086
Nasdaq, Inc.
2,406 200,997
Northern Trust Corp.
977 104,285
NU Holdings Ltd., Class A *
1,241 14,904
Old Republic International Corp.
5,535 209,223
OneMain Holdings, Inc.
445 23,069
PayPal Holdings, Inc. *
3,481 244,645
Pinnacle Financial Partners, Inc.
403 42,831
PNC Financial Services Group,
Inc.
674 117,148
Popular, Inc.
417 43,172
Primerica, Inc.
979 264,917
Principal Financial Group, Inc.
669 52,108
Progressive Corp.
1,513 431,099
Prosperity Bancshares, Inc.
537 37,402
Prudential Financial, Inc.
785 81,554
Raymond James Financial, Inc.
1,522 223,704
Regions Financial Corp.
4,140 88,762
Reinsurance Group of America,
Inc.
718 145,962
RenaissanceRe Holdings Ltd.
2,969 740,528
Rithm Capital Corp. REIT
3,759 41,913
RLI Corp.
3,869 297,410
Ryan Specialty Holdings, Inc.
451 32,278
S&P Global, Inc.
163 83,596
SEI Investments Co.
4,614 393,390
SLM Corp.
1,909 61,794
Starwood Property Trust, Inc.
REIT
635 12,541
State Street Corp.
718 69,129
Number
of Shares Value $
Stifel Financial Corp.
710 66,896
Synchrony Financial
7,093 408,911
Synovus Financial Corp.
622 29,750
T. Rowe Price Group, Inc.
4,663 436,410
Toast, Inc., Class A *
612 25,814
TPG, Inc.
480 23,102
Tradeweb Markets, Inc., Class A
1,793 258,999
Travelers Cos., Inc.
1,593 439,190
Truist Financial Corp.
775 30,613
Unum Group
2,506 204,765
US Bancorp
1,280 55,795
Virtu Financial, Inc., Class A
756 30,384
Visa, Inc., Class A
196 71,577
Voya Financial, Inc.
617 41,043
W.R. Berkley Corp.
7,203 537,992
Webster Financial Corp.
477 24,556
Wells Fargo & Co.
1,041 77,846
Western Union Co.
12,875 119,480
WEX, Inc. *
311 41,341
White Mountains Insurance
Group Ltd.
142 253,442
Willis Towers Watson PLC
766 242,477
Wintrust Financial Corp.
309 36,898
Zions Bancorp NA
685 32,442
(Cost $19,946,067)
23,834,616
Health Care — 12.1%
Abbott Laboratories
919 122,760
AbbVie, Inc.
717 133,441
Acadia Healthcare Co., Inc. *
306 6,928
Agilent Technologies, Inc.
1,212 135,647
Align Technology, Inc. *
198 35,826
Amedisys, Inc. *
242 22,765
Amgen, Inc.
387 111,526
Avantor, Inc. *
806 10,405
Baxter International, Inc.
1,469 44,805
Becton Dickinson & Co.
536 92,508
BioMarin Pharmaceutical, Inc. *
169 9,814
Bio-Rad Laboratories, Inc., Class
A *
43 9,758
Bio-Techne Corp.
367 17,763
Boston Scientific Corp. *
1,515 159,469
Bristol-Myers Squibb Co.
7,633 368,521
Bruker Corp.
254 9,322
Cardinal Health, Inc.
13,653 2,108,569
Cencora, Inc.
4,961 1,444,842
Centene Corp. *
4,168 235,242
Charles River Laboratories
International, Inc. *
134 18,174
Chemed Corp.
402 231,086
Cigna Group
1,751 554,437
Cooper Cos., Inc. *
648 44,245
CVS Health Corp.
4,549 291,318

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Danaher Corp.
183 34,752
DaVita, Inc. *
2,526 344,193
DENTSPLY SIRONA, Inc.
594 9,492
Dexcom, Inc. *
1,074 92,149
Doximity, Inc., Class A *
149 7,761
Edwards Lifesciences Corp. *
3,902 305,214
Elevance Health, Inc.
863 331,254
Eli Lilly & Co.
21 15,491
Encompass Health Corp.
3,589 433,910
Envista Holdings Corp. *
413 7,546
Exelixis, Inc. *
5,533 238,140
GE HealthCare Technologies,
Inc.
6,884 485,597
Gilead Sciences, Inc.
3,975 437,568
Globus Medical, Inc., Class A *
254 15,032
HCA Healthcare, Inc.
1,125 429,064
Henry Schein, Inc. *
307 21,487
Hologic, Inc. *
3,826 237,862
Humana, Inc.
2,786 649,500
IDEXX Laboratories, Inc. *
93 47,742
Illumina, Inc. *
83 6,826
Incyte Corp. *
2,358 153,411
Insulet Corp. *
222 72,157
Intuitive Surgical, Inc. *
256 141,399
IQVIA Holdings, Inc. *
197 27,645
Jazz Pharmaceuticals PLC *
1,127 121,795
Johnson & Johnson
1,017 157,849
Labcorp Holdings, Inc.
1,077 268,141
Masimo Corp. *
310 50,375
McKesson Corp.
3,503 2,520,444
Medpace Holdings, Inc. *
424 125,038
Medtronic PLC
2,566 212,927
Merck & Co., Inc.
566 43,491
Mettler-Toledo International,
Inc. *
85 98,219
Molina Healthcare, Inc. *
235 71,684
Neurocrine Biosciences, Inc. *
868 106,781
Organon & Co.
5,078 46,819
Penumbra, Inc. *
174 46,453
Perrigo Co. PLC
3,408 91,232
Pfizer, Inc.
826 19,403
Premier, Inc., Class A
4,437 101,962
QIAGEN NV *
1,452 65,529
Quest Diagnostics, Inc.
1,837 318,426
Regeneron Pharmaceuticals, Inc.
219 107,371
ResMed, Inc.
2,048 501,330
Revvity, Inc.
251 22,695
Royalty Pharma PLC, Class A
6,639 218,290
Solventum Corp. *
6,755 493,723
STERIS PLC
514 126,038
Stryker Corp.
464 177,545
Teleflex, Inc.
193 23,598
Number
of Shares Value $
Tenet Healthcare Corp. *
262 44,218
Thermo Fisher Scientific, Inc.
102 41,088
United Therapeutics Corp. *
2,006 639,613
UnitedHealth Group, Inc.
181 54,646
Universal Health Services, Inc.,
Class B
1,959 372,896
Veeva Systems, Inc., Class A *
720 201,384
Vertex Pharmaceuticals, Inc. *
441 194,944
Viatris, Inc.
27,436 241,162
Waters Corp. *
43 15,017
West Pharmaceutical Services,
Inc.
473 99,732
Zimmer Biomet Holdings, Inc.
1,287 118,623
Zoetis, Inc.
462 77,907
(Cost $16,669,696)
19,002,751
Industrials — 18.9%
3M Co.
788 116,900
A O Smith Corp.
3,033 195,052
AAON, Inc.
1,490 143,472
Acuity, Inc.
1,048 272,365
Advanced Drainage Systems,
Inc.
213 23,421
AECOM
2,259 248,151
AGCO Corp.
790 77,404
Alaska Air Group, Inc. *
3,967 202,039
Allegion PLC
1,728 246,586
Allison Transmission Holdings,
Inc.
4,776 494,412
Amentum Holdings, Inc. *
1,045 21,590
American Airlines Group, Inc. *
1,836 20,949
AMETEK, Inc.
954 170,518
API Group Corp. *
575 26,835
Armstrong World Industries, Inc.
1,121 174,461
ATI, Inc. *
424 33,767
Automatic Data Processing, Inc.
1,062 345,713
Axon Enterprise, Inc. *
62 46,522
AZEK Co., Inc. *
1,071 53,025
Booz Allen Hamilton Holding
Corp.
1,789 190,081
Broadridge Financial Solutions,
Inc.
2,005 486,874
Builders FirstSource, Inc. *
592 63,747
BWX Technologies, Inc.
1,893 237,761
C.H. Robinson Worldwide, Inc.
1,079 103,552
CACI International, Inc., Class
A *
1,276 546,128
Carlisle Cos., Inc.
828 314,789
Carrier Global Corp.
3,365 239,588
Caterpillar, Inc.
701 243,969
Cintas Corp.
1,170 265,005
Clean Harbors, Inc. *
635 144,012
CNH Industrial NV
4,588 57,396
Comfort Systems USA, Inc.
639 305,589

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Copart, Inc. *
4,043 208,134
Core & Main, Inc., Class A *
11,115 609,213
Crane Co.
1,259 215,793
CSX Corp.
6,377 201,449
Cummins, Inc.
2,349 755,157
Curtiss-Wright Corp.
733 322,601
Dayforce, Inc. *
294 17,370
Deere & Co.
160 81,002
Delta Air Lines, Inc.
7,378 357,021
Donaldson Co., Inc.
3,776 262,621
Dover Corp.
1,382 245,650
Dun & Bradstreet Holdings, Inc.
1,431 12,893
Eaton Corp. PLC
505 161,701
EMCOR Group, Inc.
1,169 551,604
Emerson Electric Co.
1,009 120,454
Equifax, Inc.
213 56,272
Esab Corp.
837 102,943
Everus Construction Group,
Inc. *
1,852 107,249
Expeditors International of
Washington, Inc.
1,941 218,809
Fastenal Co.
12,660 523,364
FedEx Corp.
1,248 272,189
Ferguson Enterprises, Inc.
1,031 187,993
Flowserve Corp.
2,651 132,311
Fortive Corp.
1,993 139,889
Fortune Brands Innovations, Inc.
480 24,192
FTI Consulting, Inc. *
541 88,811
Gates Industrial Corp. PLC *
6,851 144,899
GE Aerospace
1,206 296,567
GE Vernova, Inc.
337 159,394
Generac Holdings, Inc. *
181 22,106
General Dynamics Corp.
1,286 358,138
Genpact Ltd.
3,467 149,254
Graco, Inc.
2,467 208,856
GXO Logistics, Inc. *
432 17,772
HEICO Corp.
41 12,285
HEICO Corp., Class A
85 20,046
Hexcel Corp.
297 15,708
Honeywell International, Inc.
668 151,416
Howmet Aerospace, Inc.
1,201 204,038
Hubbell, Inc.
428 166,740
Huntington Ingalls Industries,
Inc.
1,563 348,643
IDEX Corp.
656 118,677
Illinois Tool Works, Inc.
888 217,631
Ingersoll Rand, Inc.
2,585 211,039
ITT, Inc.
2,118 318,844
Jacobs Solutions, Inc.
4,926 622,154
JB Hunt Transport Services, Inc.
593 82,338
Johnson Controls International
PLC
3,059 310,091
Number
of Shares Value $
KBR, Inc.
1,271 66,333
Kirby Corp. *
1,756 194,284
Knight-Swift Transportation
Holdings, Inc.
1,316 58,325
L3Harris Technologies, Inc.
688 168,106
Landstar System, Inc.
600 82,332
Leidos Holdings, Inc.
5,716 848,940
Lennox International, Inc.
379 213,927
Lincoln Electric Holdings, Inc.
744 144,031
Lockheed Martin Corp.
938 452,472
ManpowerGroup, Inc.
424 17,787
Masco Corp.
3,787 236,385
MasTec, Inc. *
790 123,185
Middleby Corp. *
244 35,656
MSA Safety, Inc.
235 38,298
MSC Industrial Direct Co., Inc.,
Class A
964 78,277
Nordson Corp.
241 51,090
Norfolk Southern Corp.
378 93,411
Northrop Grumman Corp.
496 240,446
nVent Electric PLC
1,425 93,765
Old Dominion Freight Line, Inc.
1,281 205,178
Oshkosh Corp.
1,338 132,716
Otis Worldwide Corp.
2,798 266,789
Owens Corning
2,148 287,725
PACCAR, Inc.
5,571 522,838
Parker-Hannifin Corp.
301 200,075
Parsons Corp. *
2,466 159,895
Paychex, Inc.
2,571 405,987
Paycom Software, Inc.
439 113,741
Paylocity Holding Corp. *
198 37,798
Pentair PLC
2,136 211,848
Quanta Services, Inc.
796 272,678
RBC Bearings, Inc. *
93 34,026
Regal Rexnord Corp.
222 29,624
Republic Services, Inc.
1,291 332,161
Robert Half, Inc.
1,291 59,115
Rockwell Automation, Inc.
342 107,918
Rollins, Inc.
5,128 293,578
RTX Corp.
1,731 236,247
Ryder System, Inc.
1,371 201,715
Saia, Inc. *
201 53,146
Schneider National, Inc., Class B
1,610 37,304
Science Applications
International Corp.
2,858 330,213
Sensata Technologies Holding
PLC
563 14,672
Simpson Manufacturing Co., Inc.
593 92,330
SiteOne Landscape Supply,
Inc. *
245 28,618
Snap-on, Inc.
1,670 535,653
Southwest Airlines Co.
21,002 701,047

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
SS&C Technologies Holdings,
Inc.
2,968 239,844
Stanley Black & Decker, Inc.
337 22,050
Tetra Tech, Inc.
4,729 165,231
Textron, Inc.
3,154 233,491
Timken Co.
931 63,764
Toro Co.
369 27,963
Trane Technologies PLC
816 351,100
TransDigm Group, Inc.
110 161,527
TransUnion
480 41,102
Trex Co., Inc. *
698 38,997
U-Haul Holding Co.
595 33,939
U-Haul Holding Co. *
255 16,320
Union Pacific Corp.
289 64,060
United Airlines Holdings, Inc. *
429 34,082
United Parcel Service, Inc.,
Class B
1,427 139,190
United Rentals, Inc.
255 180,637
Valmont Industries, Inc.
376 119,583
Veralto Corp.
3,024 305,515
Verisk Analytics, Inc.
1,045 328,276
Vertiv Holdings Co., Class A
324 34,969
Vestis Corp.
1,282 7,897
W.W. Grainger, Inc.
448 487,227
Waste Management, Inc.
1,673 403,143
Watsco, Inc.
524 232,431
WESCO International, Inc.
170 28,541
Westinghouse Air Brake
Technologies Corp.
1,525 308,538
WillScot Holdings Corp.
480 12,936
Woodward, Inc.
1,240 268,249
XPO, Inc. *
102 11,611
(Cost $25,267,197)
29,748,892
Information Technology
— 12.6%
Accenture PLC, Class A
323 102,333
Adobe, Inc. *
294 122,036
Advanced Micro Devices, Inc. *
128 14,173
Akamai Technologies, Inc. *
1,194 90,660
Amdocs Ltd.
6,523 598,551
Amkor Technology, Inc.
733 13,209
Amphenol Corp., Class A
7,437 668,809
Analog Devices, Inc.
485 103,780
ANSYS, Inc. *
553 182,943
Appfolio, Inc., Class A *
129 27,241
Apple, Inc.
1,015 203,863
Applied Materials, Inc.
2,171 340,304
Arista Networks, Inc. *
1,724 149,367
Arrow Electronics, Inc. *
491 58,125
Astera Labs, Inc. *
763 69,219
Atlassian Corp., Class A *
179 37,166
Autodesk, Inc. *
959 283,979
Number
of Shares Value $
Avnet, Inc.
1,340 67,013
Bentley Systems, Inc., Class B
424 20,238
Broadcom, Inc.
236 57,129
Cadence Design Systems, Inc. *
533 153,008
CCC Intelligent Solutions
Holdings, Inc. *
3,929 34,497
CDW Corp.
695 125,350
Ciena Corp. *
3,190 255,391
Cirrus Logic, Inc. *
2,463 242,261
Cisco Systems, Inc.
2,452 154,574
Cognex Corp.
1,170 35,065
Cognizant Technology Solutions
Corp., Class A
9,574 775,398
Corning, Inc.
7,119 353,031
Crane NXT Co.
876 46,962
Crowdstrike Holdings, Inc., Class
A *
179 84,375
Datadog, Inc., Class A *
142 16,739
Dell Technologies, Inc., Class C
2,147 238,897
Docusign, Inc. *
811 71,863
Dolby Laboratories, Inc., Class A
847 62,898
Dropbox, Inc., Class A *
13,712 395,728
DXC Technology Co. *
1,149 17,465
Dynatrace, Inc. *
687 37,105
Entegris, Inc.
281 19,316
EPAM Systems, Inc. *
366 63,863
F5, Inc. *
2,975 849,006
Fair Isaac Corp. *
85 146,734
First Solar, Inc. *
141 22,289
Fortinet, Inc. *
4,027 409,868
Gartner, Inc. *
875 381,868
Gen Digital, Inc.
13,766 392,056
Globant SA *
204 20,010
GoDaddy, Inc., Class A *
3,808 693,627
Guidewire Software, Inc. *
1,086 233,512
Hewlett Packard Enterprise Co.
40,266 695,797
HP, Inc.
10,506 261,599
HubSpot, Inc. *
64 37,754
Intel Corp.
419 8,191
International Business Machines
Corp.
1,697 439,625
Intuit, Inc.
538 405,367
IPG Photonics Corp. *
231 15,306
Jabil, Inc.
6,406 1,076,272
Juniper Networks, Inc.
7,402 265,954
Keysight Technologies, Inc. *
213 33,450
KLA Corp.
537 406,445
Kyndryl Holdings, Inc. *
853 33,301
Lam Research Corp.
2,856 230,736
Lattice Semiconductor Corp. *
611 27,458
Littelfuse, Inc.
142 29,119
MACOM Technology Solutions
Holdings, Inc. *
193 23,471

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Manhattan Associates, Inc. *
1,030 194,443
Marvell Technology, Inc.
586 35,271
Microchip Technology, Inc.
537 31,167
Micron Technology, Inc.
1,137 107,401
Microsoft Corp.
537 247,213
Monolithic Power Systems, Inc.
236 156,208
Motorola Solutions, Inc.
1,014 421,195
nCino, Inc. *
705 18,542
NetApp, Inc.
8,080 801,213
Nutanix, Inc., Class A *
1,580 121,170
NVIDIA Corp.
749 101,212
Okta, Inc. *
183 18,880
Onto Innovation, Inc. *
258 23,721
Oracle Corp.
191 31,616
Palo Alto Networks, Inc. *
1,399 269,196
Pegasystems, Inc.
178 17,471
Procore Technologies, Inc. *
480 32,242
PTC, Inc. *
765 128,765
Pure Storage, Inc., Class A *
1,972 105,679
Qorvo, Inc. *
1,605 122,012
QUALCOMM, Inc.
3,171 460,429
Roper Technologies, Inc.
224 127,740
Salesforce, Inc.
706 187,351
ServiceNow, Inc. *
205 207,273
Skyworks Solutions, Inc.
4,593 317,055
Synopsys, Inc. *
254 117,851
TD SYNNEX Corp.
1,589 192,809
Teledyne Technologies, Inc. *
230 114,738
Teradata Corp. *
4,131 90,717
Teradyne, Inc.
2,522 198,229
Texas Instruments, Inc.
1,328 242,825
Trimble, Inc. *
576 41,052
Twilio, Inc., Class A *
76 8,945
Tyler Technologies, Inc. *
417 240,605
Ubiquiti, Inc.
41 16,207
Universal Display Corp.
585 83,860
VeriSign, Inc.
1,102 300,262
Vontier Corp.
1,538 54,984
Workday, Inc., Class A *
650 161,012
Zebra Technologies Corp., Class
A *
55 15,937
Zoom Communications, Inc. *
519 42,169
Zscaler, Inc. *
53 14,612
(Cost $17,873,485)
19,754,018
Materials — 4.5%
Air Products and Chemicals, Inc.
989 275,842
Albemarle Corp.
193 10,762
Amcor PLC
37,323 340,012
AptarGroup, Inc.
1,580 250,272
Ashland, Inc.
489 24,210
Avery Dennison Corp.
589 104,683
Number
of Shares Value $
Axalta Coating Systems Ltd. *
1,950 60,060
Ball Corp.
2,427 130,039
Celanese Corp.
254 13,419
CF Industries Holdings, Inc.
3,813 345,877
Corteva, Inc.
3,540 250,632
CRH PLC
5,104 465,281
Crown Holdings, Inc.
1,361 134,058
Dow, Inc.
1,171 32,483
DuPont de Nemours, Inc.
2,216 148,029
Eagle Materials, Inc.
999 202,008
Eastman Chemical Co.
2,461 192,869
Ecolab, Inc.
964 256,058
Element Solutions, Inc.
1,686 36,047
FMC Corp.
169 6,855
Freeport-McMoRan, Inc.
685 26,359
Graphic Packaging Holding Co.
6,293 139,830
Huntsman Corp.
593 6,606
International Flavors &
Fragrances, Inc.
438 33,533
International Paper Co.
8,732 417,477
Linde PLC
311 145,417
Louisiana-Pacific Corp.
198 17,834
LyondellBasell Industries NV,
Class A
982 55,473
Martin Marietta Materials, Inc.
375 205,331
Mosaic Co.
674 24,358
NewMarket Corp.
268 172,608
Nucor Corp.
1,229 134,403
Olin Corp.
244 4,736
Packaging Corp. of America
1,572 303,663
PPG Industries, Inc.
572 63,378
Reliance, Inc.
1,667 488,131
Royal Gold, Inc.
1,352 240,818
RPM International, Inc.
2,545 289,723
Scotts Miracle-Gro Co.
1,477 87,970
Sealed Air Corp.
558 17,968
Sherwin-Williams Co.
504 180,840
Silgan Holdings, Inc.
1,390 76,547
Smurfit WestRock PLC
590 25,565
Sonoco Products Co.
1,189 54,147
Southern Copper Corp.
313 28,455
Steel Dynamics, Inc.
2,156 265,339
United States Steel Corp.
634 34,122
Vulcan Materials Co.
729 193,236
Westlake Corp.
192 13,638
(Cost $6,367,038)
7,027,001
Real Estate — 2.9%
Agree Realty Corp. REIT
859 64,683
American Homes 4 Rent, Class
A REIT
1,844 69,795
American Tower Corp. REIT
127 27,261

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
AvalonBay Communities, Inc.
REIT
1,102 227,861
Brixmor Property Group, Inc.
REIT
2,572 65,354
BXP, Inc. REIT
415 27,942
Camden Property Trust REIT
1,483 174,238
CBRE Group, Inc., Class A *
1,761 220,160
CoStar Group, Inc. *
142 10,445
Cousins Properties, Inc. REIT
726 20,379
Crown Castle, Inc. REIT
869 87,204
CubeSmart REIT
4,121 176,214
Digital Realty Trust, Inc. REIT
443 75,983
EastGroup Properties, Inc. REIT
311 52,730
Equinix, Inc. REIT
46 40,886
Equity LifeStyle Properties, Inc.
REIT
1,438 91,414
Equity Residential REIT
3,127 219,328
Essex Property Trust, Inc. REIT
434 123,213
Extra Space Storage, Inc. REIT
723 109,281
Federal Realty Investment Trust
REIT
456 43,539
First Industrial Realty Trust, Inc.
REIT
1,497 73,997
Gaming and Leisure Properties,
Inc. REIT
1,361 63,559
Healthpeak Properties, Inc. REIT
2,453 42,707
Highwoods Properties, Inc. REIT
1,787 53,074
Host Hotels & Resorts, Inc. REIT
6,019 93,234
Invitation Homes, Inc. REIT
1,881 63,390
Iron Mountain, Inc. REIT
525 51,823
Jones Lang LaSalle, Inc. *
323 71,932
Kilroy Realty Corp. REIT
570 18,354
Kimco Realty Corp. REIT
2,829 60,145
Lamar Advertising Co., Class
A REIT
1,836 221,311
Mid-America Apartment
Communities, Inc. REIT
1,559 244,217
Millrose Properties, Inc. REIT
1,506 41,972
National Storage Affiliates Trust
REIT
932 32,061
NNN REIT, Inc. REIT
2,062 86,109
Omega Healthcare Investors,
Inc. REIT
698 25,826
Prologis, Inc. REIT
311 33,775
Public Storage REIT
1,303 401,858
Rayonier, Inc. REIT
1,092 25,880
Realty Income Corp. REIT
622 35,218
Regency Centers Corp. REIT
943 68,037
Rexford Industrial Realty, Inc.
REIT
342 12,052
SBA Communications Corp.
REIT
377 87,422
Simon Property Group, Inc. REIT
761 124,096
STAG Industrial, Inc. REIT
902 32,093
Number
of Shares Value $
UDR, Inc. REIT
3,814 158,014
VICI Properties, Inc. REIT
7,162 227,107
Vornado Realty Trust REIT
285 10,736
Welltower, Inc. REIT
135 20,828
Weyerhaeuser Co. REIT
2,865 74,232
WP Carey, Inc. REIT
1,610 101,044
(Cost $4,347,350)
4,584,013
Utilities — 8.1%
AES Corp.
2,683 27,071
Alliant Energy Corp.
4,128 256,885
Ameren Corp.
5,248 508,426
American Electric Power Co.,
Inc.
3,987 412,615
American Water Works Co., Inc.
1,005 143,685
Atmos Energy Corp.
2,662 411,758
Brookfield Renewable Corp.
741 21,778
CenterPoint Energy, Inc.
10,599 394,707
Clearway Energy, Inc., Class A
581 16,762
Clearway Energy, Inc., Class C
1,240 38,155
CMS Energy Corp.
5,388 378,399
Consolidated Edison, Inc.
3,357 350,773
Constellation Energy Corp.
70 21,430
Dominion Energy, Inc.
8,276 469,001
DTE Energy Co.
1,754 239,684
Duke Energy Corp.
2,685 316,078
Edison International
4,384 243,970
Entergy Corp.
9,716 809,148
Essential Utilities, Inc.
3,537 136,281
Evergy, Inc.
6,993 464,405
Eversource Energy
1,914 124,046
Exelon Corp.
11,221 491,704
FirstEnergy Corp.
6,357 266,613
IDACORP, Inc.
1,384 164,627
MDU Resources Group, Inc.
11,770 202,326
National Fuel Gas Co.
4,833 398,916
NextEra Energy, Inc.
3,300 233,112
NiSource, Inc.
11,278 445,932
NRG Energy, Inc.
3,813 594,447
OGE Energy Corp.
8,029 357,050
PG&E Corp.
6,584 111,138
Pinnacle West Capital Corp.
4,036 368,204
PPL Corp.
10,676 370,991
Public Service Enterprise Group,
Inc.
7,717 625,309
Sempra
5,099 400,730
Southern Co.
3,573 321,570
UGI Corp.
3,701 133,458
Vistra Corp.
2,766 444,137
WEC Energy Group, Inc.
4,263 458,017

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
Xcel Energy, Inc.
7,434 521,123
(Cost $10,693,974)
12,694,461
TOTAL COMMON STOCKS
(Cost $136,221,714)
155,343,604
EXCHANGE-TRADED FUNDS
— 0.3%
iShares Russell 1000 ETF
800 259,264
Vanguard S&P 500 ETF
293 158,736
(Cost $336,745)
418,000
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.22%
(b)(c)
(Cost $69,024)
69,024 69,024
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
4.26% (b)
(Cost $868,411)
868,411 868,411
TOTAL INVESTMENTS — 99.9%
(Cost $137,495,894)
156,699,039
Other assets and liabilities,
net — 0.1%
207,144
NET ASSETS — 100.0%
156,906,183
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (b)(c)
285,484 — (285,484) (d) — — 424 — 69,024 69,024
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
911,119 2,763,665 (2,806,373) — — 27,531 — 868,411 868,411
1,196,603 2,763,665 (3,091,857) — — 27,955 — 937,435 937,435
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $67,648, which is 0.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
REIT: Real Estate Investment Trust

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
At May 31, 2025, open futures contracts purchased were as follows:
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
E-Mini S&P Mid 400 Index
USD 1 295,490 300,410 6/20/2025 4,920
Micro E-Mini S&P 500 Index
USD 20 562,962 591,600 6/20/2025 28,638
Micro E-mini S&P MidCap 400 Index
USD 6 182,059 180,246 6/20/2025 (1,813)
Total net unrealized appreciation
31,745
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 155,343,604 $ — $ — $ 155,343,604
Exchange-Traded Funds
418,000 — — 418,000
Short-Term Investments (a)
937,435 — — 937,435
Derivatives (b)
Futures Contracts
33,558 — — 33,558
TOTAL
$ 156,732,597 $ — $ — $ 156,732,597
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (1,813) $ — $ — $ (1,813)
TOTAL
$ (1,813) $ — $ — $ (1,813)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.